RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

The Company’s operating subsidiary, Dance Emotion Limited, is funded primarily by non-interest-bearing advances from its director and shareholder, Chau Mei Mi. As of March 31, 2026, $128,531 (2025: $127,219) was due to Chau Mei Mi. These amounts are unsecured, non-interest bearing and payable upon demand.

During the year ended March 31, 2026, the Company recorded consulting fees of $1,922 (HK$15,000) payable to Chau Mei Mi, a director and shareholder of the Company, for consulting services invoiced during the year. (2025: $6,159 (HK$48,000)).

As of March 31, 2026, there were no other amounts due to officers or directors of the Company separately disclosable from the amounts above.